FORWARD FUNDS

Supplement dated February 28, 2017 to the

Forward Funds Investor Class and Institutional Class Prospectus dated May 1, 2016.

Forward Funds Class A, Class B, Class C and Advisor Class Prospectus dated May 1, 2016.

Forward Funds Class Z Prospectus dated May 1, 2016.

IMPORTANT NOTICE REGARDING CLASS B, CLASS Z AND CHANGES TO DISTRIBUTION AND SHAREHOLDER SERVICES PLANS

CLASS B

On January 17, 2017, the Board of Trustees of Forward Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), determined that all outstanding Class B shares of the series of the Trust (each a “Fund”) will be converted at relative net asset value for Class A shares of the same Fund having the same value effective as of the close of business April 28, 2017 (the “Conversion Date”), and Class B shares of the Funds will no longer be available.

CLASS B SHARES ARE NOT CURRENTLY AVAILABLE FOR PURCHASE BY NEW INVESTORS OR EXISTING INVESTORS (EXCEPT THROUGH REINVESTED DIVIDENDS) AND ARE NOT AVAILABLE FOR EXCHANGES FROM OTHER CLASSES OF FUNDS OF THE TRUST. EFFECTIVE AS OF THE CLOSE OF BUSINESS ON THE CONVERSION DATE ALL OUTSTANDING CLASS B SHARES WILL BE CONVERTED TO CLASS A SHARES AND CLASS B SHARES WILL NO LONGER BE AVAILABLE THROUGH ANY METHOD.

CLASS Z

On January 17, 2017, the Board of Trustees of Forward Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), determined that the series of the Trust (each a “Fund”) will cease offering Class Z shares effective as of the close of business April 28, 2017 (the “Closure Date”). Effective on the Closure Date, outstanding Class Z shares of a Fund will be exchanged at relative net asset value for Institutional Class shares of the same Fund having the same value.

EFFECTIVE AS OF THE CLOSE OF BUSINESS ON APRIL 24, 2017, CLASS Z SHARES WILL NO LONGER BE AVAILABLE FOR PURCHASE BY NEW INVESTORS OR EXISTING INVESTORS (EXCEPT THROUGH REINVESTED DIVIDENDS) OR BE AVAILABLE FOR EXCHANGES FROM OTHER CLASSES OF FUNDS OF THE TRUST.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS

Effective as of the close of business on April 28, 2017, the information for Salient Adaptive US Equity Fund in the table in the Distribution and Shareholder Services Plans section of the Forward Funds Investor Class and Institutional Class Prospectus is replaced by the following:

	Annual Rate (expressed as a Percentage of the Fund’s Average Daily Net Assets Attributable to the Noted Class of Shares)
Fund Name	Investor Class	Institutional Class
Salient Adaptive US Equity Fund	0.25%	0.05%

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP B & Z CONV 02282017